Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Contingency [Table]
Income Taxes
(15)	Income Taxes
The components of income tax expense (benefit) for the years ended December 31, 2025, 2024, and 2023 are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Current:
Federal	$1,922	$967	$3,488
State	150	762	3,102

Total current	2,072	1,729	6,590
Deferred:
Federal	9,188	(3,426)	6,615
State	4,963	(2,560)	(3,240)

Total deferred	14,151	(5,986)	3,375

Total income tax expense (benefit)	$16,223	$(4,257)	$9,965

The Company reported deferred tax (benefit) of $(10.9) million, $(21.6) million, and $(11.5) million for the years ended December 31, 2025, 2024, and 2023, respectively, related to the net unrealized gains (losses) on securities available for sale, which is reported in accumulated other comprehensive income, net of tax. Additionally, the Company recorded a deferred tax (benefit) expense of $(26,000), $378,000, and $218,000, respectively, related to the reclassification adjustment of actuarial net (loss) gain on employee benefit obligations, which is reported in accumulated other comprehensive income, net of tax.
A reconciliation between the amount of reported total income tax expense and the amount computed by multiplying the applicable statutory federal income tax rate of 21% is as follows:

	Years Ended December 31,
	2025		2024		2023
	(Dollars in thousands)
	Amount	Rate	Amount	Rate	Amount	Rate
U.S. federal tax at statutory tax rate	$14,278	21.00%	$(3,341)	21.00%	$9,670	21.00%
State and local income taxes, net of federal income tax effect (1)	4,039	5.94	(1,420)	8.93	(103)	(0.22)
Low-income housing tax credit, net of amortization (2)	(155)	(0.23)	152	(0.96)	148	0.32
Nontaxable or nondeductible items
ESOP fair market value adjustment	240	0.35	323	(2.03)	383	0.83
162(m)	39	0.06	505	(3.17)	549	1.19
Income from bank-owned life insurance	(1,719)	(2.53)	(1,265)	7.95	(1,865)	(4.05)
Other, net (3)	(499)	(0.73)	789	(4.96)	1,183	2.57

Total income tax expense (benefit)	$16,223	23.86%	$(4,257)	26.76%	$9,965	21.64%

(1)	State income taxes in New Jersey and New York make up the majority (greater than 50%) of the tax effect in this category.
(2)	Low-income housing tax credits are presented net of the related proportional amortization.
(3)
The
non-taxable
or
non-deductible
items represents
non-taxable
interest income,
non-deductible
FDIC premiums, and other
non-deductible
expenses. None of these items individually or in the aggregate exceed the 5% quantitative threshold for separate disaggregation in the current year.

The net deferred tax asset/liability is included in other assets/liabilities in the Consolidated Statements of Financial Condition. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 are as follows:

	At December 31,
	2025	2024
	(In thousands)
Deferred tax assets:
Allowance for credit losses	$18,650	$16,684
Post-retirement benefits	7,527	6,294
Deferred compensation	1,465	1,755
Retirement Income Maintenance plan	3,479	3,369
ESOP	1,315	1,240
Stock-based compensation	1,719	3,098
Net unrealized losses on debt securities and defined benefit plans	29,117	42,715
Federal and State NOLs	12,748	24,129
Alternative minimum assessment carryforwards	2,156	2,156
Lease liability	4,585	4,960
Other items	5,809	5,066

Gross deferred tax assets	88,570	111,466
Valuation allowance	—	—

	88,570	111,466

Deferred tax liabilities:
Pension expense	80,321	75,489
Depreciation	1,931	2,448
Deferred loan costs	14,262	13,490
Intangible assets	1,586	1,590
Lease right-of-use asset	4,354	4,700
Other items	1,434	1,318

Total gross deferred tax liabilities	103,888	99,035

Net deferred tax (liability) asset	$(15,318)	$12,431

Retained earnings at both December 31, 2025 and 2024 includes approximately $21.5 million, respectively, for which no provision for income tax has been made. This amount represents an allocation of income to bad debt deductions for tax purposes only. Events that would result in taxation of these reserves include the failure to qualify as a bank for tax purposes, distributions in complete or partial liquidation, stock redemptions and excess distributions to stockholders.
The following table presents income taxes paid:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Federal taxes	$—	$(44)	$8,400
State taxes :
New Jersey	(115)	821	436
New York	103	119	117
New York City	12	43	300
Other (1)	2	1	—

Total	$2	$940	$9,253

(1)	The amount of income taxes paid during these years does not meet the 5% disaggregation threshold.

Management believes, based on current facts, that it is more likely than not that there will be sufficient taxable income in future years to realize federal deferred tax assets. At both December 31, 2025 and 2024, the Company’s had no valuation allowance recorded.
The Company had federal net operating losses of approximately $1.9 million and $42.7 million at December 31, 2025 and 2024, respectively. Net operating losses have an indefinite carryover subject to an 80% taxable income utilization and are subject to an annual limitation under Code Section 382.
The Company had New Jersey net operating loss carryforwards of $173.2 million and $236.3 million, respectively, at December 31, 2025 and 2024. If not utilized, these carryforwards will expire periodically through 2044. At both December 31, 2025 and 2024, the Company had approximately $2.2 million of New Jersey AMA Tax Credits. These credits do not expire. At December 31, 2025, and 2024 the Company also had New York net operating loss carryforwards of $556,000 and $1.5 million, respectively, which are subject to a 20 year carryforward. At both December 31, 2025, and 2024 the Company also had Florida net operating loss carryforwards of $18,000 which do not expire.
The Company files income tax returns in the United States federal jurisdiction and in the states of New Jersey and New York and various other states. At December 31, 2025, the Company is no longer subject to federal income tax examination for the years prior to 2022. Columbia Bank MHC and subsidiaries’ New York State returns were audited for tax years ended December 31, 2021, 2022 and 2023, and closed with no changes during the year ended December 31, 2025. The Company’s state income tax returns are subject to examination by the respective state taxing authorities with open years varying by jurisdiction but generally including 2022 and later.

Northfield Bancorp, Inc. [Member]
Income Tax Contingency [Table]
Income Taxes
(11)	Income Taxes
Income tax expense (benefit) consists of the following (in thousands):

	December 31,
	2025	2024	2023
Federal tax expense (benefit):
Current	$11,280	$6,256	$7,438
Deferred	(524)	940	1,880

	10,756	7,196	9,318

State and local tax expense (benefit):
Current	5,959	3,038	3,734
Deferred	(460)	322	1,039

	5,499	3,360	4,773

Total income tax expense	$16,255	$10,556	$14,091

A reconciliation between the amount of reported total income tax expense and the amount computed by multiplying consolidated income before taxes by the statutory federal income tax rate of 21 percent for the years ended December 31, 2025, 2024, and 2023, is as follows (dollars in thousands):

	December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Federal tax expense at statutory rate	$3,581	21.0%	$8,505	21.0%	$10,869	21.0%
Increase (decrease) in taxes resulting from:
State income tax, net of federal income tax (l)	4,344	25.5%	2,654	6.6%	3,770	7.3%
Non-taxable or non-deductible items
Goodwill Impairment	8,612	50.5%	—	—%	—	—%
Bank owned life insurance	(1,484)	(8.7)%	(885)	(2.2)%	(762)	(1.5)%
Incentive stock options expired	580	3.4%	572	1.4%	—	—
Interest expense disallowance	355	2.1%	—	—%	—	—
Other, net (2)	267	1.5%	296	0.7%	214	0.4%
Change in tax rate in accumulated other comprehensive income	—	—	(586)	(1.4)%	—	—

Income tax expense	$16,255	95.3%	$10,556	26.1%	$14,091	27.2%

(1)	State taxes in New Jersey made up the majority (greater than 50%) of the tax effect of this category.
(2)
The other nontaxable or nondeductible items category includes items such as tax exempt interest income, ESOP adjustments, and other non-deductible
expenses. None of those items individually or in the aggregate exceeded the 5% quantitative threshold for separate disaggregation.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024, are as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Allowance for credit losses	$10,971	$10,039
Deferred compensation	2,452	2,630
Accrued salaries	1,219	879
Postretirement benefits	257	261
Equity awards	874	1,397
Straight-line leases adjustment	1,133	1,297
Reserve for accrued interest receivable	735	713
Employee Stock Ownership Plan	627	637
Other	744	778
Depreciation	4,099	3,854
Fair value adjustments of acquired loans	477	524
Unrealized losses on securities	1,839	8,695

Total gross deferred tax assets	25,427	31,704

Deferred tax liabilities:
Fair value adjustments of acquired securities	87	105
Fair value adjustments of deposit liabilities	—	19
Deferred loan fees	2,376	2,427
Other	26	39

Total gross deferred tax liabilities	2,489	2,590

Net deferred tax asset	$22,938	$29,114

Net deferred tax assets are included in other assets on the consolidated balance sheets.

NORTHFIELD BANCORP, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements (Continued)

The Company has determined that it is not required to establish a valuation reserve for the deferred tax asset since it is “more likely than not” that the deferred tax asset will be realized through future reversals of existing taxable temporary differences. The conclusion that it is “more likely than not” that the deferred tax asset will be realized is based on the history of earnings and the prospects for continued profitability. Management will continue to review the tax criteria related to the recognition of deferred tax assets.
As a savings institution, the Bank is subject to a special federal tax provision regarding its frozen tax bad debt reserve. At December 31, 2025 and December 31, 2024, the Bank’s federal tax bad debt base-year reserve was $5.9 million, with a related net deferred tax liability of $1.7 million, which has not been recognized since the Bank does not expect that this reserve will become taxable in the foreseeable future. Events that would result in taxation of this reserve include redemptions of the Bank’s stock or certain excess distributions by the Bank to the Company.
A reconciliation of the Company’s uncertain tax positions are as follows (in thousands):

	December 31,
	2025	2024	2023
Beginning balance	$407	$299	$87
Settlements based on tax positions related to prior years	—	(298)	(135)
Additions based on tax positions related to prior years	422	406	347

Ending balance	$829	$407	$299

The following table presents income taxes paid for the years ended December 31, 2025, 2024, and 2023, is as follows (dollars in thousands):

	December 31,
	2025	2024	2023
Federal taxes paid (1)	$7,452	$4,277	$12,404
State and city taxes paid
New York	528	1,072	1,176
New Jersey	1,837	1,101	3,670
New York City	718	708	924
Delaware	200	200	200

Total state and city taxes paid	3,283	3,081	5,970

Total income taxes paid	$10,735	$7,358	$18,374

(1)	The Company has no foreign operations and did not incur foreign income tax expense or pay foreign income taxes during the periods presented.
The Company recognizes interest and penalties on income taxes in income tax expense.
The following years are open for examination or under examination:

•	Federal tax filings for 2022 through present.

•	New York State tax filings for 2022 through present.

•	New York City tax filings for 2022 through present.

•	New Jersey tax filings for 2021 through present.